Risks Arising From Financial Instruments - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		$ 16,019,000	$ 18,258,000
Description of methods to use sensitivity analysis is assessed		Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2022 and 31 December 2021.
Financial Liabilities		$ 108,229,000	116,790,000	[1]
Currency [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in fair value measurement due to reasonable possible decrease in unobservable input recognized in profit or loss before tax liabilities					$ 0
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		4,763,000	5,412,000	[1]
Floating interest rate [member] | Nigeria [member]
Disclosure of detailed information about financial instruments [line items]
Borrowed amount		309,000
Holding Company [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net		8,482,000	7,473,000
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		$ 762,000	$ 832,000
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ		15.00%
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		$ 100,500
Gain recognized in the profit or loss		$ 605,000
Reasonable possible volatility rate		27.53%	26.51%		53.87%
Positive/negative impact on profit before tax		$ 1,660,000	$ 1,604,000		$ 3,787
Equity price risk [member] | Share-Based Compensation Plan [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss		$ 331,000
Interest Rate Risk [Member] | Interest rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible decrease in unobservable input liabilities		100.00%	100.00%
Percentage of reasonably possible increase in unobservable input, liabilities		100.00%	100.00%
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 4,557,000
Proportion of company's financial liabilities		5.70%
Higher/lower interest expense		$ 46,000	$ 20,000
Higher/lower interest income		93,000	81,000
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 83,000	53,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description		There was no significant concentration of credit risks with any single counterparty as of 31 December 2022 and no single customer represented more than 10% of the total revenue of the group in 2022.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer		10.00%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in fair value measurement due to reasonable possible increase in unobservable input recognized in profit or loss tax liabilities					$ 0
Currency risk [member] | Currency [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Derivative position positive pre-tax impact on equity reserves		$ 537,000	$ 523,000
Percentage of reasonably possible decrease in unobservable input liabilities		10.00%	10.00%
Increase decrease in fair value measurement due to reasonable possible decrease in unobservable input recognized in profit or loss before tax liabilities		$ 144,000	$ 99,000
Increase decrease in fair value measurement due to reasonable possible increase in unobservable input recognized in profit or loss tax liabilities		$ 144,000	$ 99,000
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%	10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability		$ 585,000	$ 589,000
Fair value hedges [member] | Interest Rate Risk [Member] | US Dollar Fixed Rate Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		1,000,000,000
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount	500,000,000
Interest rate percentage	4.00%
Appointment period	September 2013
Maturity period	September 2025
Grupo Modelo [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss		$ 274,000

[1]	Amended to conform to 2022 presentation.